INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of provision for income taxes

	2023	2024	2025
Current tax expense / (benefit) - Netherlands	—	(2.0)	1.1
Current tax expense - other	3.3	3.8	6.3
Total current tax expense	3.3	1.8	7.4
Deferred tax expense - Netherlands	—	—	(0.3)
Deferred tax (benefit) - other	(1.3)	(2.8)	(3.1)
Total deferred tax benefit	(1.3)	(2.8)	(3.4)
Total income tax expense / (benefit)	2.0	(1.0)	4.0
Effective tax rate	(0.7)%	0.3%	29.0%

Schedule of components of loss before income tax expense

	2023	2024	2025
Profit / (loss) before income tax expense - Netherlands	(171.2)	(259.5)	148.0
Loss before income tax expense - other	(125.8)	(93.5)	(134.2)
Total profit / (loss) before income tax expense	(297.0)	(353.0)	13.8

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2025
Expected expense / (income) at Dutch statutory income tax rate of 25.8%	3.6	26.1%
Domestic - Netherlands:
Non-taxable and nondeductible items:
Non-deductible share-based compensation	20.9	151.4%
Effect of revaluation of the investment in ClickHouse (Note 5)	(154.1)	(1,116.7)%
Effect of pick-up of financial results of equity method investments	7.5	54.3%
Effect of underwriters' fees on the follow-on public offering	(6.1)	(44.2)%
Other	0.4	2.9%
Changes in valuation allowances	96.0	695.7%
Foreign tax effects:
United States of America
Changes in valuation allowances	32.7	237.0%
Difference in foreign tax rates	7.3	52.9%
Non-deductible share-based compensation	0.8	5.8%
Cash payments in exchange of RSUs	(0.4)	(2.9)%
Other	0.2	1.4%
Israel
Change of estimation in permanent differences	1.2	8.7%
Difference in foreign tax rates	(0.7)	(5.1)%
Changes in valuation allowances	(5.1)	(37.0)%
Other	0.1	0.7%
Other foreign jurisdictions	(0.3)	(2.2)%
Income tax expense	4.0

	2023	2024
Expected income at Dutch statutory income tax rate of 25.8%	(76.7)	(91.1)
Effect of:
Allocation of expenses from legal entities of disposed businesses	19.9	0.9
Non-deductible share-based compensation	7.5	5.2
Other expenses not deductible for tax purposes	18.3	8.3
Non-taxable inter-company dividends distribution	(5.7)	(7.9)
Difference in foreign tax rates	5.2	4.4
Change in valuation allowance	32.7	79.8
Other	0.8	(0.6)
Income tax expense/(benefit)	2.0	(1.0)

Schedule of movements in the valuation allowance

	2023	2024	2025
Balance at the beginning of the period	(26.4)	(79.6)	(159.4)
Charged to expenses	(32.7)	(79.8)	(124.2)
Foreign currency translation adjustment	—	—	(0.5)
Other	(20.5)	—	—
Balance at the end of the period	(79.6)	(159.4)	(284.1)

Schedule of deferred tax assets and liabilities

	2024	2025
Assets / (liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	2.3	1.4
Net operating loss carryforward	99.0	206.0
Intangible assets	49.3	38.4
Property and equipment	7.9	25.5
Operating lease liabilities	10.1	127.1
Other	9.9	38.2
Total deferred tax asset	178.5	436.6
Valuation allowance	(159.4)	(284.1)
Total deferred tax asset, net of valuation allowance	19.1	152.5
Deferred tax liability
Property and equipment	(0.1)	(14.4)
Deferred expenses	—	(0.8)
Operating lease assets	(10.5)	(125.2)
Other	(0.8)	(0.3)
Total deferred tax liability	(11.4)	(140.7)
Net deferred tax asset	7.7	11.8

Summary of income taxes paid

2025
Domestic taxes	—
Foreign taxes:
Finland	1.8
Israel	1.5
Other foreign jurisdictions	1.2
Total cash taxes paid	4.5

	2023	2024
Cash paid during the year for
Income taxes, net of refunds	2.0	3.7